8. Stockholders' Equity - Warrants (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Exercise Price
Issued		$ 0.51	$ 0.21
Warrant [Member]
Warrants
Outstanding beginning balance	25,867,753	18,753,060	19,112,360
Issued	7,488,609	15,848,643	927,000
Exercised	(1,712,529)	(1,546,308)	(1,186,300)
Cancelled	(1,183,162)	(7,187,642)	(100,000)
Outstanding ending balance	30,460,671	25,867,753	18,753,060
Weighted Average Exercise Price
Outstanding beginning balance	$ 1.16	$ 1.06	$ 1.11
Issued	1.12	1.09	1.05
Exercised	.99	.76	0.71
Cancelled	1.11	.80	0.75
Outstanding ending balance	$ 1.16	$ 1.16	$ 1.06